Loans and borrowings - Summary of Maturities of Loans and Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	$ 1,980,441	$ 1,670,807
2026
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	172,885
2027
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	178,690
2028
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	266,859
2029
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	231,772
2030
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	127,457
Thereafter
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	$ 1,002,778